Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Accounts receivable	$ 1,184	$ 513
Accrued liabilities	3,418	2,118
Deferred compensation	1,526	1,372
Fixed assets and intangibles	16,119
Inventory	10,165	7,744
Net operating losses	9,342	4,333
Revenue		650
Tax credits	6,372	5,993
Lease Liability	695
Valuation allowance	(48,115)	(3,093)
Total Deferred Income Tax Assets	706	19,630
Fixed assets and intangibles		(5,859)
Revenue	(59)
Right of Use Asset (Leases)	(544)
Other	(103)
Total Deferred Income Tax Liabilities	$ (706)	$ (5,859)